UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE HIGH

INCOME PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 88.5%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.3%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	$280,000	$291,900	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	100,000	144,505	(a)
Tenneco Inc., Senior Notes	7.750%	8/15/18	80,000	82,400	(a)

Total Auto Components				518,805

Automobiles - 0.7%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	1,320,000	452,100	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	1,990,000	651,725	(b)

Total Automobiles				1,103,825

Diversified Consumer Services - 1.4%
Realogy Corp., Senior Notes	10.500%	4/15/14	1,090,000	931,950
Service Corp. International, Senior Notes	7.500%	4/1/27	110,000	105,600
Sotheby’s, Senior Notes	7.750%	6/15/15	310,000	324,725
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	820,000	875,350	(a)

Total Diversified Consumer Services				2,237,625

Hotels, Restaurants & Leisure - 7.6%
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	240,000	201,900
CCM Merger Inc., Notes	8.000%	8/1/13	855,000	786,600	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	640,000	615,200	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	1,055,000	764,875
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	315,000	321,300
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	1,253,000	820,715
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	824,000	667,440
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	600,000	660,000
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/11	1,460,000	605,900	(b)(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	310,000	289,850	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	360,000	381,600
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	1,165,000	1,106,750
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	710,000	662,962
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	90,000	100,575
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	215,000	245,906
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	420,000	378,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	850,000	650,250
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	110,000	61,188
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	810,000	911,250
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	355,000	378,519
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	120,000	116,700
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	80,000	79,200
Sbarro Inc., Senior Notes	10.375%	2/1/15	640,000	387,200
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	390,000	323,700	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	20,000	17,700	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	495,000	84	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	1,005,000	101	(b)(c)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	520,000	551,200	(a)

Total Hotels, Restaurants & Leisure				12,086,665

Internet & Catalog Retail - 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	410,000	459,200
QVC Inc., Senior Secured Notes	7.375%	10/15/20	685,000	712,400	(a)

Total Internet & Catalog Retail				1,171,600

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 5.0%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	$540,000	$573,750
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	270,000	291,937
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	700,000	729,750	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	550,000	585,750	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	305,000	304,619	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	700,000	698,250	(a)
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	270,000	305,100
DISH DBS Corp., Senior Notes	6.625%	10/1/14	40,000	41,900
DISH DBS Corp., Senior Notes	7.750%	5/31/15	160,000	171,400
DISH DBS Corp., Senior Notes	7.875%	9/1/19	410,000	443,312
Gannett Co. Inc., Senior Notes	6.375%	9/1/15	150,000	149,063	(a)
Gannett Co. Inc., Senior Notes	7.125%	9/1/18	150,000	148,500	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	1,500,000	1,489,005	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	820,000	825,125
ProQuest LLC/ProQuest Notes Co., Senior Notes	9.000%	10/15/18	290,000	295,800	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	305,000	308,050
UPC Holding BV, Senior Notes	9.875%	4/15/18	260,000	278,200	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	210,000	225,750

Total Media				7,865,261

Multiline Retail - 0.5%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	214,524	223,909	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	625,000	592,188

Total Multiline Retail				816,097

Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	1,035,000	1,058,287
American Greetings Corp., Senior Notes	7.375%	6/1/16	100,000	98,250
American Greetings Corp., Senior Notes	7.375%	6/1/16	90,000	87,300
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	320,000	349,200
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	900,000	870,750

Total Specialty Retail				2,463,787

Textiles, Apparel & Luxury Goods - 1.0%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	945,000	1,067,850
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	400,000	423,500

Total Textiles, Apparel & Luxury Goods				1,491,350

TOTAL CONSUMER DISCRETIONARY				29,755,015

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Cott Beverages USA Inc., Senior Notes	8.125%	9/1/18	120,000	127,650	(a)

Food Products - 0.8%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	450,000	483,750
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	260,000	281,775
Michael Foods Inc., Senior Notes	9.750%	7/15/18	220,000	236,500	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	220,000	254,100	(a)

Total Food Products				1,256,125

Household Products - 0.4%
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	380,000	408,025	(a)
Visant Corp., Senior Notes	10.000%	10/1/17	300,000	314,250	(a)

Total Household Products				722,275

Tobacco - 0.2%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	260,000	282,750

TOTAL CONSUMER STAPLES				2,388,800

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 16.2%
Energy Equipment & Services - 2.4%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	$705,000	$779,025
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	250,000	258,750
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	580,000	585,075
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	585,000	488,475	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	735,000	779,100
Parker Drilling Co., Senior Notes	9.125%	4/1/18	540,000	550,800	(a)
PHI Inc., Senior Notes	8.625%	10/15/18	110,000	108,625	(a)
Transocean Inc., Senior Notes	6.625%	4/15/11	180,000	184,783

Total Energy Equipment & Services				3,734,633

Oil, Gas & Consumable Fuels - 13.8%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,530,000	1,507,050
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	440,000	498,300
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	520,000	538,200	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	710,000	745,500
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	145,000	148,263
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	340,000	368,900
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	490,000	537,775	(a)
Continental Resources Inc., Senior Notes	7.125%	4/1/21	190,000	198,550	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	982,521	911,288	(a)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	330,000	347,325
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	471,000	516,334
El Paso Corp., Medium-Term Notes	8.050%	10/15/30	1,500,000	1,570,320
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	470,000	497,025
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	475,000	496,350	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	175,000	174,370	(d)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	890,000	888,887
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	30,000	17,888	(a)(b)
Harvest Operations Corp., Senior Notes	6.875%	10/1/17	320,000	328,800	(a)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	340,000	350,200	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	630,000	674,100
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	500,000	532,500	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	230,000	233,163	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	745,000	776,662	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	420,000	427,350	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	150,000	153,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	170,000	128,775
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	290,000	221,850
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	540,000	563,625
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	290,000	317,550
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	590,000	653,425
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	160,000	168,400
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	310,000	285,200	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	240,000	210,000	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	465,000	532,425
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	430,000	471,925
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	140,000	153,300	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	645,000	759,487
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	90,000	99,113
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	775,000	778,875	(e)
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	1,450,000	1,341,250
Teekay Corp., Senior Notes	8.500%	1/15/20	695,000	760,156
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	567,000	642,127	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	$410,000	$421,275

Total Oil, Gas & Consumable Fuels				21,946,858

TOTAL ENERGY				25,681,491

FINANCIALS - 13.8%
Capital Markets - 0.8%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	545,000	123,306	(b)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	1,040,000	1,097,200	(a)

Total Capital Markets				1,220,506

Commercial Banks - 2.9%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	320,000	301,608
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	190,000	198,075	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	100,000	103,125	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	100,222	99,971
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	437,036	432,665
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	2,053,851	2,020,476
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000	322,500	(a)(d)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	520,000	537,576
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	350,000	361,375
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	260,000	295,303	(d)(f)

Total Commercial Banks				4,672,674

Consumer Finance - 4.9%
Ally Financial Inc., Debentures	0.000%	6/15/15	1,540,000	1,112,650
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	510,000	452,439
Ally Financial Inc., Senior Notes	8.300%	2/12/15	80,000	87,400	(a)
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,180,000	1,262,600	(a)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	93,000	96,487
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	2,380,000	3,000,297
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	270,000	378,200
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	215,000	217,468
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,190,000	1,182,803

Total Consumer Finance				7,790,344

Diversified Financial Services - 5.2%
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	560,000	555,800	(a)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	260,000	279,500	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	420,000	457,275
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	100,000	105,500
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	500,000	530,000
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	590,000	675,550	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	300,000	321,750	(a)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	1,070,000	1,080,700
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	600,000	591,750
International Lease Finance Corp., Notes	5.875%	5/1/13	180,000	180,900
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	320,000	344,000	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	1,210,000	1,312,850
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	130,000	140,725	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	380,000	416,100	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	500,000	516,250
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	180,000	184,050	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - continued
Smurfit Kappa Funding PLC, Senior Subordinated Notes	7.750%	4/1/15	$555,000	$563,325

Total Diversified Financial Services				8,256,025

TOTAL FINANCIALS				21,939,549

HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	320,000	354,800
Biomet Inc., Senior Notes	11.625%	10/15/17	150,000	167,813
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	120,000	133,800	(e)

Total Health Care Equipment & Supplies				656,413

Health Care Providers & Services - 4.6%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	410,000	424,350	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	1,340,000	1,273,000
HCA Inc., Senior Notes	6.300%	10/1/12	800,000	816,000
HCA Inc., Senior Secured Notes	9.625%	11/15/16	531,000	577,463	(e)
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	180,000	179,325	(a)
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	110,000	113,025
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	814,000	902,522	(g)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	370,000	320,050	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	245,000	247,756	(e)
US Oncology Holdings Inc., Senior Notes	6.737%	3/15/12	1,992,569	1,897,922	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	170,000	181,050
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	405,000	413,100

Total Health Care Providers & Services				7,345,563

Health Care Technology - 0.2%
Multiplan Inc., Senior Notes	9.875%	9/1/18	290,000	303,775	(a)

TOTAL HEALTH CARE				8,305,751

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.6%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	715,000	759,687	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	370,000	394,050
Triumph Group Inc., Senior Notes	8.625%	7/15/18	610,000	658,800
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	750,000	746,250	(a)

Total Aerospace & Defense				2,558,787

Airlines - 2.8%
Air Canada, Senior Secured Notes	9.250%	8/1/15	270,000	274,050	(a)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	947,028	948,212
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	580,000	590,875	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,520,000	1,539,152	(a)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	88,530	90,080
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	89,564	90,011
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	218,555	233,854
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	220,000	239,800	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	350,000	381,500	(a)

Total Airlines				4,387,534

Building Products - 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	291,200	147,056	(a)(c)

Commercial Services & Supplies - 1.8%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	615,000	690,337
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	180,000	173,700
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	840,000	820,050	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	260,000	278,200	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	595,000	627,725	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - continued
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	$225,000	$251,438	(a)

Total Commercial Services & Supplies				2,841,450

Electrical Equipment - 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	500,000	395,000	(a)

Industrial Conglomerates - 0.2%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	260,000	280,800

Marine - 0.4%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	760,000	682,100	(a)

Road & Rail - 1.8%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	149,000	179,173
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	1,665,000	1,798,200	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	65,000	79,056
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	45,000	48,656
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	679,000	747,749

Total Road & Rail				2,852,834

Trading Companies & Distributors - 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	275,000	286,000	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	185,000	191,475	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	345,000	346,725

Total Trading Companies & Distributors				824,200

Transportation - 0.4%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	590,000	581,887	(a)

TOTAL INDUSTRIALS				15,551,648

INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment, Instruments & Components - 0.8%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	1,130,000	1,209,100	(a)

IT Services - 1.6%
Ceridian Corp., Senior Notes	12.250%	11/15/15	553,800	527,494	(e)
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	160,000	171,600	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	230,000	248,975	(a)
First Data Corp., Senior Notes	9.875%	9/24/15	840,000	690,900
First Data Corp., Senior Notes	10.550%	9/24/15	727,250	591,800	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	280,000	280,350

Total IT Services				2,511,119

Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	160,000	161,200	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	300,000	313,500	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	840,000	768,600
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	1	1	(e)

Total Semiconductors & Semiconductor Equipment				1,243,301

Software - 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	370,000	386,188	(a)

TOTAL INFORMATION TECHNOLOGY				5,349,708

MATERIALS - 7.6%
Chemicals - 3.1%
Ashland Inc., Senior Notes	9.125%	6/1/17	1,140,000	1,311,000
CF Industries Inc., Senior Notes	6.875%	5/1/18	70,000	75,513
CF Industries Inc., Senior Notes	7.125%	5/1/20	300,000	328,875
FMC Finance III SA, Senior Notes	6.875%	7/15/17	280,000	301,000
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	440,000	463,100	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	410,000	429,987	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	349,000	502,537	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	378,988	421,150
Solutia Inc., Senior Notes	8.750%	11/1/17	365,000	400,588

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Chemicals - continued
Solutia Inc., Senior Notes	7.875%	3/15/20	$430,000	$461,712
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	270,000	277,425	(a)(c)

Total Chemicals				4,972,887

Containers & Packaging - 2.2%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	750,000	756,825	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	200,000	272,650	(a)
Ball Corp., Senior Notes	6.625%	3/15/18	110,000	116,050
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	370,000	349,650
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	720,000	703,800
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	600,000	0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	505,000	525,200
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	740,000	758,500	(a)(c)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	40,000	41,000	(a)(c)

Total Containers & Packaging				3,523,675

Metals & Mining - 0.3%
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	1,040,000	481,000	(a)

Paper & Forest Products - 2.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	1,251,000	931,995	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	120,000	133,950	(a)
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	180,000	181,125
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	865,000	787,150
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	945,000	1,039,500

Total Paper & Forest Products				3,073,720

TOTAL MATERIALS				12,051,282

TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 4.6%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	20,000	22,200	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	110,000	84,150
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	420,000	42	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	680,000	714,000	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	785,000	816,400
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	325,000	348,156
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	90,000	98,325
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	800,000	872,000
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	370,000	334,850
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	420,000	456,750	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	630,000	663,075
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	460,000	476,355
West Corp., Senior Notes	8.625%	10/1/18	450,000	450,000	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	210,000	223,387	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	190,000	213,869	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	967,877	1,041,678	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	460,000	488,750

Total Diversified Telecommunication Services				7,303,987

Wireless Telecommunication Services - 2.9%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	380,000	393,300
Sprint Capital Corp., Global Notes	6.900%	5/1/19	40,000	40,400
Sprint Capital Corp., Senior Notes	7.625%	1/30/11	700,000	713,125
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	600,000	645,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,700,000	1,793,500
True Move Co., Ltd., Notes	10.750%	12/16/13	860,000	918,050	(a)

Total Wireless Telecommunication Services				4,503,375

TOTAL TELECOMMUNICATION SERVICES				11,807,362

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 4.7%
Gas Utilities - 0.4%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	$130,000	$153,210
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	440,000	469,700

Total Gas Utilities				622,910

Independent Power Producers & Energy Traders - 4.3%
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	580,000	598,850	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	1,060,000	643,950
Dynegy Inc., Bonds	7.670%	11/8/16	140,000	129,850
Edison Mission Energy, Senior Notes	7.625%	5/15/27	140,000	94,850
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	676,266	326,299	(e)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	1,619,375	1,615,189
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	1,270,000	1,314,450	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	975,000	928,687
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	204,602	226,085
NRG Energy Inc., Senior Notes	7.375%	2/1/16	355,000	366,094
NRG Energy Inc., Senior Notes	7.375%	1/15/17	620,000	637,050

Total Independent Power Producers & Energy Traders				6,881,354

TOTAL UTILITIES				7,504,264

TOTAL CORPORATE BONDS & NOTES (Cost - $138,816,929)				140,334,870

COLLATERALIZED SENIOR LOANS - 4.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Allison Transmission Inc., Term Loan B	3.010 - 3.050%	8/7/14	125,237	117,840	(h)

Specialty Retail - 0.1%
Michaels Stores Inc., Term Loan B2	4.813 - 5.000%	7/31/16	255,025	250,527	(h)

Textiles, Apparel & Luxury Goods - 0.0%
Simmons Co., Term Loan	0.000%	2/15/12	565,534	0	(b)(c)(g)(h)

TOTAL CONSUMER DISCRETIONARY				368,367

ENERGY - 0.7%
Energy Equipment & Services - 0.7%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	1,146,850	1,003,494	(c)(h)

FINANCIALS - 0.7%
Real Estate Management & Development - 0.7%
Realogy Corp., Term Loan	13.500%	10/15/17	1,000,000	1,066,667	(h)

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.633%	3/26/14	40,587	32,913	(h)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.256 - 2.289%	3/26/14	711,482	576,943	(h)

Total Aerospace & Defense				609,856

Airlines - 0.3%
United Airlines Inc., Term Loan B	2.313%	2/3/14	489,320	461,999	(h)

TOTAL INDUSTRIALS				1,071,855

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC, PIK Term Loan	6.875%	8/11/15	970,000	970,000	(g)(h)

UTILITIES - 1.3%
Independent Power Producers & Energy Traders - 1.3%
Energy Future Holdings, Term Loan B3	3.758 - 3.789%	10/10/14	2,718,853	2,109,753	(h)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $7,438,081)				6,590,136

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.7%
INDUSTRIALS - 0.7%
Marine - 0.7%
Horizon Lines Inc., Senior Notes (Cost - $1,106,468)	4.250%	8/15/12	$1,245,000	$1,139,175

SOVEREIGN BONDS - 0.3%
Russia - 0.3%
Russian Federation (Cost - $421,537)	7.500%	3/31/30	384,850	460,550	(a)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes (Cost - $515,244)	1.250%	8/31/15	520,000	519,919

			SHARES
COMMON STOCKS - 1.8%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Charter Communications Inc.			36,112	1,173,640	*(g)
Charter Communications Inc., Class A Shares			7,285	236,763	*
Dex One Corp.			1,591	19,537	*
SuperMedia Inc.			432	4,563	*

TOTAL CONSUMER DISCRETIONARY				1,434,503

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			3,842	89,337	*
INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			90	40,504	(c)(g)
Nortek Inc.			1,386	54,627	*

TOTAL INDUSTRIALS				95,131

MATERIALS - 0.7%
Chemicals - 0.7%
Georgia Gulf Corp.			22,464	367,062	*
LyondellBasell Industries NV, Class A Shares			36,229	865,873	*

TOTAL MATERIALS				1,232,935

TOTAL COMMON STOCKS (Cost - $3,330,383)				2,851,906

CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Diversified Financial Services - 1.0%
Bank of America Corp.	7.250%		1,270	1,247,775
Citigroup Inc.	7.500%		2,681	317,725

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,541,423)				1,565,500

PREFERRED STOCKS - 1.1%
FINANCIALS - 1.1%
Commercial Banks - 0.2%
Banesto Holdings Ltd.	10.500%		10,000	261,250	(a)

Diversified Financial Services - 0.9%
Citigroup Capital XII, Junior Subordinated Notes	8.500%		53,525	1,413,595

Thrifts & Mortgage Finance - 0.0%
Federal National Mortgage Association (FNMA)	8.250%		16,625	7,232	*(d)

TOTAL PREFERRED STOCKS (Cost - $2,005,214)				1,682,077

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	714	7	*(c)(g)
Charter Communications Inc.		11/30/14	1,160	7,453	*

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE HIGH INCOME PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - continued
Nortek Inc.		12/7/14	3,306	$40,090	*
SemGroup Corp.		11/30/14	4,045	23,257	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)

TOTAL WARRANTS (Cost - $44,477)				70,807

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $155,219,756)				155,214,940

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Morgan Stanley tri-party repurchase agreement dated 9/30/10; Proceeds at maturity - $1,117,006; (Fully collateralized by U.S. government agency obligations, 0.182% due 12/14/11; Market value - $1,140,156) (Cost - $1,117,000)	0.200%	10/1/10	$1,117,000	1,117,000

TOTAL INVESTMENTS - 98.6% (Cost - $156,336,756#)				156,331,940
Other Assets in Excess of Liabilities - 1.4%				2,202,671

TOTAL NET ASSETS - 100.0%				$158,534,611

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of September 30, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Corporate bonds & notes	—	$140,013,120	$321,750	$140,334,870
Collateralized senior loans	—	5,620,136	970,000	6,590,136
Convertible bonds & notes	—	1,139,175	—	1,139,175
Sovereign bonds	—	460,550	—	460,550
U.S. government & agency obligations	—	519,919	—	519,919
Common stocks	$1,637,762	1,173,640	40,504	2,851,906
Convertible preferred stocks	1,565,500	—	—	1,565,500
Preferred stocks	1,420,827	261,250	—	1,682,077
Warrants	7,453	63,347	7	70,807

Total long-term investments	$4,631,542	$149,251,137	$1,332,261	$155,214,940

Short-term investments†	—	1,117,000	—	1,117,000

Total investments	$4,631,542	$150,368,137	$1,332,261	$156,331,940

Other financial instruments:
Forward foreign currency contracts	—	$(26,996)	—	$(26,996)
Total	$4,631,542	$150,341,141	$1,332,261	$156,304,944

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES		COLLATERALIZED SENOIR LOANS	COMMON STOCKS	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$1,068,707	$0	*	—	$92,219	—	$42,156	$1,203,082
Accrued premiums /discounts	100,581	—		$144	—	—	—	100,725
Realized gain (loss)[1]	(734,905)	(1,559,726)		—	—	$(23,000)	(54,863)	(2,372,494)
Change in unrealized appreciation (depreciation)[2]	857,442	1,559,726		6,306	37,622	23,000	76,060	2,560,156
Net purchases (sales)	(970,075)			963,550	—	—	—	(6,525)
Transfers into Level 3	—	0	*	—	—	—	—	0 *
Transfers out of Level 3	—	—			(89,337)	—	(63,346)	(152,683)

Balance as of September 30, 2010	$321,750	—		$970,000	$40,504	—	$7	$1,332,261

Net change in unrealized appreciation
(depreciation) for investments in securities still held at September 30, 2010[2]	$21,750	—		$6,306	$40,504	—	$7	$68,567

*	Value is less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and Market Risk. The Portfolio invests in high-yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,220,202
Gross unrealized depreciation	(11,225,018)

Net unrealized depreciation	$(4,816)

At September 30, 2010, the Portfolio had the following open forward foreign currency contracts:

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

At September 30, 2010, the Portfolio had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Sell:
Euro	Citibank N.A.	346,882	$472,703	11/24/10	$(26,996)

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2010.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Foreign Exchange Contracts	$(26,996)

During the period ended September 30, 2010, the volume of derivative activity for Portfolio was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$410,005

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010